Offerings - Offering: 1	Sep. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 21,083,328.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,227.86
Offering Note	(1) Represents only the additional $21,083,328.00 of shares of common stock being registered pursuant to this registration statement and includes shares of common stock that the underwriters have the option to purchase. Does not include the $306,666,672 of shares of common stock that were previously registered on the Registration Statement on Form S-1 (File No. 333-289812), as amended (the "Prior Registration Statement"). (2) Based on the public offering price. (3) The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the maximum aggregate offering price. The registrant previously registered an aggregate of $306,666,672 of shares of its common stock on the Prior Registration Statement, which was declared effective by the Securities and Exchange Commission on September 10, 2025. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $21,083,328.00 is hereby registered, which includes shares of common stock that the underwriters have the option to purchase.